Consolidated balance sheets (Parenthetical) - € / shares	Dec. 31, 2025	Dec. 31, 2024
Consolidated balance sheets
Nominal value per share	€ 1	€ 1
Shares authorized	382,754,793	362,370,124
Shares issued	293,413,449	293,413,449
Shares outstanding	279,288,885	293,413,449